Collaboration and License Agreements - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2009	Sep. 30, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue, proceed	$ 355,000	$ 5,857,000
Deferred revenue , recognition period	7 years
Bristol-Myers Squibb
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone description	The Company may receive additional potential development-based and regulatory-based milestone payments of up to $746 million across a range of indications, potential sales-based milestones that, under certain circumstances, may be up to $500 million, and tiered royalties starting in the mid-teens up to 20% of net sales, subject to certain reductions.
Purpose of license and collaboration agreement				In November 2009, the Company entered into a license and collaboration agreement with Bristol-Myers Squibb, or BMS, for the development and commercialization of Clazakizumab, an antibody product candidate for the treatment of both rheumatoid arthritis and psoriatic arthritis and cancer.
Non-refundable upfront payment received			85,000,000
License and collaboration agreement, termination date				Dec. 29, 2014
Milestone payments received				18,500,000
Clinical supply and development costs				26,800,000
Deferred revenue recognized				48,100,000
Collaborative Arrangement, Rights and Obligations				The Company has the right to purchase all of BMS' existing inventory of Clazakizumab at cost and, at the Company's request, BMS is obligated to use diligent efforts to supply the Company with Clazakizumab until the earlier of 20 months after December 29, 2014, or the date that the Company obtains an alternative source of supply.
Bristol-Myers Squibb | Development And Regulatory Milestones [Member] | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional Milestone payment to be received			746,000,000
Bristol-Myers Squibb | Sales Based Milestones [Member] | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional Milestone payment to be received			500,000,000
Bristol-Myers Squibb | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue, proceed			85,000,000
Bristol-Myers Squibb | Milestone Payments
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred revenue, proceed			$ 18,500,000